Capital Structure (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jan. 10, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital Structure (Details) [Line Items]
Capital structure, description	the Company had granted an additional 6.5 million ADS (equivalent of 130,000,000 ordinary shares) at US$25.6 per ADS (equivalent of US$1.28 per ordinary share) to the Participants, of which the 1,423,774 ADS was repurchased from open market during 2018 and was held by the Company as treasury shares as of December 31, 2018. Pursuant to the Company’s 521 Plan, 280,000,000 ordinary shares had been purchased by 521 Plan Employee Companies at the weighted average price of US$1.37 per ordinary share and 178,475,480 shares of which were recorded as treasury shares as of December 31, 2018 and 2019.		During 2019, the Company has purchased and cancelled an aggregate of 2,511,191 ADSs (equivalent of 50,223,820 ordinary shares), representing 4.7% of the total shares outstanding as of December 31, 2019, at an average price of approximately US$28.2 per ADS for a total amount of approximately RMB484,015 (US$69,525), under its share buyback program to repurchase up to US$200 million ADSs by December 31, 2019, as previously announced by its board of directors in March 2019.
Exercised
Cash Consideration (in Yuan Renminbi)				¥ 1,716,343
Equity Option [Member]
Capital Structure (Details) [Line Items]
Exercised			640,000	1,760,000
Total shares issued, Percentage			0.10%	0.16%
Public Market [Member]
Capital Structure (Details) [Line Items]
Total shares issued, Percentage				2.19%
Repurchase of ordinary shares				28,475,480
ADS [Member] | Public Market [Member]
Capital Structure (Details) [Line Items]
Repurchase of ordinary shares				1,423,774
Master Trend Limited [Member]
Capital Structure (Details) [Line Items]
Total shares issued, Percentage				11.52%
Repurchase of ordinary shares				150,000,000
Master Trend Limited [Member] | ADS [Member]
Capital Structure (Details) [Line Items]
Repurchase of ordinary shares				7,500,000
Ordinary Shares [Member]
Capital Structure (Details) [Line Items]
Shares Cancelled		280,000,000
Exercised			640,000	1,760,000